Income Tax (Expense)/Benefit - Schedule of Expenses/ (Benefits) Recognized In Profit or Loss (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Current income tax
Current financial year	RM (500,444)	$ (111,818)	RM 2,795,394	RM 1,247,733
Deferred taxation
Current financial year			(149,315)
Total income tax expenses/(benefits) recognized in profit or loss	RM (500,444)	$ (111,818)	RM 2,646,079	RM 1,247,733